As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2014

Date of reporting period:  September  30, 2013

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Auto Components: 2.6%
44,000	Johnson Controls, Inc.	$1,826,000
Bank (Money Center): 4.0%
54,000	JPMorgan Chase & Co.	2,791,260
Bank (Processing): 3.4%
36,300	State Street Corp.	2,386,725
Bank (Regional): 3.1%
65,000	BB&T Corp.	2,193,750
Bank (Super Regional): 3.9%
66,500	Wells Fargo & Co.	2,747,780
Beverages: 3.2%
13,000	PepsiCo, Inc.	1,033,500
32,500	The Coca-Cola Co.	1,231,100
		2,264,600
Chemicals: 2.2%
26,500	EI du Pont de Nemours & Co.	1,551,840
Computer Software and Services: 3.4%
71,500	Microsoft Corp.	2,381,665
Computers and Peripherals: 1.8%
62,000	Hewlett-Packard Co.	1,300,760
Drug (Generic): 2.9%
54,000	Teva Pharmaceutical Industries Ltd. - ADR	2,040,120
Drug Store: 2.4%
30,300	CVS Caremark Corp.	1,719,525
Electrical Component: 9.7%
150,000	Corning, Inc.	2,188,500
36,500	Emerson Electric Co.	2,361,550
45,000	TE Connectivity Ltd.	2,330,100
		6,880,150
Financial Services: 4.3%
30,500	American Express Co.	2,303,360
11,200	Capital One Financial Corp.	769,888
		3,073,248
Food Processing: 2.8%
54,000	Archer Daniels Midland Co.	1,989,360
Food Processing (Retail): 0.8%
10,000	Kellogg Co.	587,300
Household Products: 3.2%
29,500	The Procter & Gamble Co.	2,229,905
Insurance (Diversified): 3.9%
58,000	MetLife, Inc.	2,723,100
Machinery: 2.3%
19,100	Caterpillar, Inc.	1,592,367
Medical Products: 3.3%
26,700	Johnson & Johnson	2,314,623

Medical Supplies: 3.4%
29,000	Zimmer Holdings, Inc.	2,382,060
Oil/Gas (Domestic): 3.4%
41,500	Devon Energy Corp.	2,397,040
Oil & Gas Services: 3.8%
30,000	Schlumberger Ltd.	2,650,800
Petroleum (Integrated): 3.0%
17,500	Chevron Corp.	2,126,250
Petroleum (Producing): 6.7%
29,300	ConocoPhillips	2,036,643
29,000	Occidental Petroleum Corp.	2,712,660
		4,749,303
Precision Instruments: 2.6%
19,600	Thermo Fisher Scientific, Inc.	1,806,140
Restaurants: 2.2%
16,400	McDonald's Corp.	1,577,844
Securities Brokerage: 5.5%
83,000	Morgan Stanley	2,236,850
78,000	The Charles Schwab Corp.	1,648,920
		3,885,770
Semiconductors: 2.5%
26,500	QUALCOMM, Inc.	1,785,040
Telecommunications (Equipment): 3.5%
106,500	Cisco Systems, Inc.	2,494,230

TOTAL COMMON STOCKS (Cost $53,624,961)		70,448,555

SHORT TERM INVESTMENTS: 0.2%
121,033	Fidelity Institutional Money Market Portfolio	121,033

TOTAL SHORT TERM INVESTMENTS (Cost $121,033)		121,033

TOTAL INVESTMENTS (Cost $53,745,994): 100.0%		70,569,588
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.0)%		(14,676)
TOTAL NET ASSETS: 100.0%		$70,554,912

ADR - American Depository Receipt.

The cost basis of investment for federal income tax purposes at September 30, 2013, was as follows+:

Cost of investments		$53,745,994
Gross unrealized appreciation		17,531,656
Gross unrealized depreciation		(708,062)
Net unrealized appreciation		$16,823,594

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2013:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$70,448,555	$-	$-	$70,448,555
Total Equity	$70,448,555	$-	$-	$70,448,555
Short-Term Investments	$121,033	$-	$-	$121,033
Total Investments in Securities	$70,569,588	$-	$-	$70,569,588
* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and TreasurerE have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By        /s/ David A. Katz
             David A. Katz, President and Treasurer

Date  November 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ David A. Katx
           David A. Katz, President and Treasurer

Date  November 18, 2013